Document and Entity Information	May 22, 2020
Prospectus:
Document Type	497
Document Period End Date	May 22, 2020
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 22, 2020
Document Effective Date	May 22, 2020
Prospectus Date	Feb. 28, 2020
Credit Suisse Floating Rate High Income Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CHICX
Credit Suisse Floating Rate High Income Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CHIAX
Credit Suisse Floating Rate High Income Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSHIX
Credit Suisse Multialternative Strategy Fund | Class I Shares | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSQIX
Credit Suisse Multialternative Strategy Fund | Class A Shares | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSQAX
Credit Suisse Managed Futures Strategy Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSAIX
Credit Suisse Managed Futures Strategy Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSACX
Credit Suisse Managed Futures Strategy Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSAAX
Credit Suisse Strategic Income Fund | Class I | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSOIX
Credit Suisse Strategic Income Fund | Class C | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSOCX
Credit Suisse Strategic Income Fund | Class A | CREDIT SUISSE OPPORTUNITY FUNDS
Prospectus:
Trading Symbol	CSOAX
Credit Suisse Commodity Return Strategy Fund | Class C | Credit Suisse Commodity Strategy Funds
Prospectus:
Trading Symbol	CRSCX
Credit Suisse Commodity Return Strategy Fund | Class A | Credit Suisse Commodity Strategy Funds
Prospectus:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Class I | Credit Suisse Commodity Strategy Funds
Prospectus:
Trading Symbol	CRSOX